Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Time deposits of $100,000 or more	$ 244,800,000	$ 246,600,000
Time deposits	$ 100,000	$ 100,000